DEFERRED TAX - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jan. 01, 2025
Disclosure Of Deferred Tax [Line Items]
Deferred tax asset	$ 4,877	$ 4,906
Deferred tax liability	7,547	6,222
Net deferred tax liabilities	(2,670)	(1,316)
Tax effect of intangible assets		2,406
Net deferred tax liability		13,475
OddsJam
Disclosure Of Deferred Tax [Line Items]
Deferred tax liability for business acquisition		14,845	$ 14,845
Deferred tax asset for business combination		(1,370)	$ (1,370)
Management’s Performance Projections for 2026 - 2030
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized	51,466	68,810
Trading losses and other allowances not recognized	13,187	9,884
Deferred tax asset	5,617
Capital allowances	28,354	21,659
Net deferred tax liabilities		9,039
Intangible assets
Disclosure Of Deferred Tax [Line Items]
Deferred tax asset	3,544	2,406
Deferred tax liability	12,250	13,159
Intangible assets | OddsJam
Disclosure Of Deferred Tax [Line Items]
Deferred tax liability	9,418	10,253
Intangible assets | RotoWire Sports Inc.
Disclosure Of Deferred Tax [Line Items]
Deferred tax liability	2,808	2,906
Intangible assets | Spotlight.Vegas Acquisition
Disclosure Of Deferred Tax [Line Items]
Deferred tax liability	24
Future Tax Refunds
Disclosure Of Deferred Tax [Line Items]
Deferred tax asset	419	398
Unused tax losses
Disclosure Of Deferred Tax [Line Items]
Net deferred tax liabilities	$ 6,036	$ 9,437